ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

FILED VIA EDGAR

April 12, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Ultimus Managers Trust (the “Trust”) File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of its series, Alambic Mid Cap Plus Fund, Alambic Mid Cap Value Plus Fund, Alambic Small Cap Plus Fund, and Alambic Small Cap Value Plus Fund (the “Funds”), pursuant to Rule 497(c) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(c), the Trust hereby submits exhibits containing interactive data format risk/summary information based on the risk/return summary information contained in the definitive Prospectus for the Fund, as filed on April 9, 2019 (SEC Accession No. 0001398344-19-006414).

Please contact me at 513.869.4327 with any questions. Thank you.

Sincerely,

/s/ Matthew J. Beck

Matthew J. Beck

Secretary